Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of fixed assets, capitalized software, and intangible assets by geographical location
	As of March 31, 2022	As of December 31, 2021
Long-lived assets:
United States	$33,793	$32,356
Canada	5,590	5,229
Total	$39,383	$37,585

	As of December 31,
	2021	2020
Long-lived assets:
United States	$32,356	$9,994
Canada	5,229	5,074
Total	$37,585	$15,068

Schedule of allowance for doubtful accounts
	Year Ended December 31,	Six Months Ended December 31,
	2021	2020
Allowance for doubtful accounts, balance at beginning of period	$153,500	$208,422
Bad debt expense	556,890	72,832
Write-off uncollectable accounts	(393,306)	(127,754)
Allowance for doubtful accounts, balance at end of period	$317,084	$153,500

Schedule of estimated useful lives for significant property and equipment categories
Furniture and computer equipment	3 to 7 years
Leasehold improvements	Lesser of remaining lease term or useful life